Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of other receivables - related parties

Name of Related Party	Relationship	Nature	As of December 31, 2025	As of December 31, 2024

Fujian Tantan Technology Co, Ltd (“FJ Tantan”)	FJ Tantan’s legal representative is the secretary of Fujian Hongfa Group Ltd (“Fujian Hongfa”). Fujian Hongfa is the shareholder of FJ LSY.	Interest free, due on June 15, 2026	$112,683	$109,621
Fuzhou Jinhui Environmental service Co, Ltd	Fujian Jinshun environmental Co, Ltd (“Jinshun”) is the major shareholder of FZ Jinhui. Weihao Chen is the Major shareholder of Jinshun, and the legal representative of FZ LSY.	Interest free, due on August 31, 2026	12,069	—
Yueyu Qi	Spouse of Wang who is a supervisor of Huzhou CDT	Interest free, debts offset claims, signed April 2025	—	13,911
Total			$124,752	$123,532

Schedule of other payables – related parties

Name of Related Party	Relationship	Nature	As of December 31, 2025	As of December 31, 2024

Wanqiang Lin	Director of Ultra HK	Advance payment for operational expenses of the Company pending for reimbursement	$256,348	$256,863

Schedule of Short-term loans - related parties

Name of Related Party	Relationship	Nature	As of December 31, 2025	As of December 31, 2024

Beijing Minhongyun Energy Supply Co. Ltd.	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd is the director of this entity	Interest-free loans due on November 30, 2025 extended to November 30, 2026	$1,078,206	$1,048,912
Shenzhen Li Yaxin Industrial Co., Ltd	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Company’s Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd., is the sole shareholder of this entity	Interest-free loans due on December 10, 2025, extended to December 31, 2026	90,804	97,379
Yunwu Li	Chairman of CDT Environmental Technology Co., Ltd.	Interest-free loans due on October 31, 2025, extended to December 31, 2026	635,131	846,854
Jianzhong Zhao	Legal Representative, General Manager and Director of Hohhot CDT Environmental Technology Co., Ltd.	Interest-free loans due on December 31, 2025, extended to December 31, 2026	176,073	237,868
Jianshan Ma	Director and General Manager of Chengde CDT Environmental Technology Co., Ltd.	Interest-free loans due on December 31, 2025, extended to December 31, 2026	85,746	95,264
Yan Wang	Relative of Ying Wang, Supervisor of Huzhou CDT Environmental Technology Co., Ltd.	Interest-free loans due on February 28, 2025, extended to February 28, 2027	179,120	157,978
Shaozhao Xu	Project manager of Shenzhen CDT Environmental Technology Co., Ltd	Interest free, due on December 31, 2026	315,595	310,639
Total			$2,560,675	$2,794,894